Pension plan obligations (Details 5)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate - actual rate (NTN-B)	6.19%	5.53%	3.44%
Inflation rate	5.31%	3.00%	3.25%
Nominal rate of salary growth	7.42%	5.06%	5.32%
Mortality table	AT-2000	AT-2000	AT-2000
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate - actual rate (NTN-B)	6.15%	5.26%	3.07%
Inflation rate	5.31%	3.00%	3.25%
Nominal rate of salary growth	7.42%	5.06%	5.32%
Mortality table	AT-2000	AT-2000	AT-2000